Property, Plant and Equipment - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($) kV kPa	Dec. 31, 2023 CAD ($)
Property, Plant and Equipment [Abstract]
Electric distribution capacity, below (kV) | kV	69
Gas distribution capacity, below (kPa) | kPa	2,070
Electric transmission capacity, above (kV) | kV	69
Gas transmission capacity, above (kPa) | kPa	2,070
Cost of PPE under finance leases | $	$ 324	$ 318
Cost of PPE under finance leases, accumulated depreciation | $	$ 119	$ 113